Power Dividend Index Fund

Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Power Momentum Index Fund

Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

(each a series of Northern Lights Fund Trust)

Supplement dated May 16, 2018

to the Prospectus and Statement of Additional Information dated October 30, 2017

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Effective June 1, 2018, the Power Dividend Index Fund and Power Momentum Index Fund will discontinue the redemption fee on Fund shares redeemed within 30 days of purchase. Accordingly, all references to a redemption fee are hereby deleted and the fee tables are revised as follows:

Power Dividend Index Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.20%

(intentionally left blank)

Power Momentum Index Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.12%	1.00%	1.12%
Acquired Fund Fees and Expenses (1)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.39%	3.02%	2.14%
Fee Waiver and Reimbursement (2)	(0.12)%	(0.00)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	2.27%	3.02%	2.02%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.25%, 3.00%, and 2.00% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

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This Supplement, and the Fund’s Prospectus and Statement of Additional Information dated October 30, 2017 each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-7-PWRINC.

Please retain this Supplement for future reference.